SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	2 Months Ended	3 Months Ended					8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Net income (loss)	$ (229)	$ (522,132)	$ 1,360,529	$ 1,650,541	$ (1,299,503)	$ 5	$ (1,299,727)	$ 2,488,938	$ 4,585,547
Common Class A [Member]
Net income (loss)		$ (421,792)			$ (931,099)		$ (710,219)	$ 2,009,274
Basic and diluted weighted average shares outstanding		12,085,425			6,318,473		2,516,448	12,043,159
Basic and diluted net income (loss) per share		$ (0.03)			$ (0.15)		$ (0.28)	$ 0.17
Common Class B [Member]
Net income (loss)		$ (100,340)			$ (368,404)		$ (589,508)	$ 479,664
Basic and diluted weighted average shares outstanding		2,875,000			2,500,000		2,088,745	2,875,000
Basic and diluted net income (loss) per share		$ (0.03)			$ (0.15)		$ (0.28)	$ 0.17
Redeemable Class A Common Stock [Member]
Net income (loss)									$ 3,085,098
Basic and diluted weighted average shares outstanding									4,996,904
Basic and diluted net income (loss) per share									$ 0.62
Non Redeemable Class A Common Shares [Member]
Net income (loss)									$ 139,952
Basic and diluted weighted average shares outstanding									226,915
Basic and diluted net income (loss) per share									$ 0.62
Non Redeemable Class B Common Shares [Member]
Net income (loss)									$ 1,360,497
Basic and diluted weighted average shares outstanding									2,205,882
Basic and diluted net income (loss) per share									$ 0.62